Background and Basis of Preparation	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Background and Basis of Preparation

1. Background and Basis of Preparation

Taminco Corporation, a Delaware corporation (“Taminco”), formerly known as Taminco Acquisition Corporation, incorporated on December 12, 2011, is a holding company for its wholly owned subsidiary, Taminco Intermediate Corporation (“TIC”). TIC is a holding company for its wholly owned subsidiary, Taminco Global Chemical Corporation, a Delaware corporation (“TGCC”), and its subsidiaries (Taminco, TIC and TGCC and its subsidiaries being referred to herein collectively as the “Company”).

As noted within Note 1 of the Company’s Form S-1, as amended, an affiliate of Apollo Global Management, LLC (the “Purchaser” or “Apollo”), through TGCC, acquired all of the issued share capital of Taminco Group Holdings S.à r.l. and its subsidiaries (collectively, the “Predecessor”). The related share purchase agreement with CVC Capital Partners (“Seller”) was finalized on February 15, 2012 (the “Acquisition”). Therefore, the 2012 condensed consolidated statement of operations, statement of comprehensive income, statement of changes in equity and statement of cash flows are presented for two periods: January 1, 2012 through February 14, 2012 (“Predecessor”) and January 1, 2012 through September 30, 2012 (“Successor”), which relate to the period immediately preceding and succeeding the Acquisition, respectively. The results of the Successor are not comparable to the results of the Predecessor as the acquired assets and liabilities have been subsequently remeasured at fair market value.

For periods prior to February 15, 2012, references to the Company refer to the Predecessor. For periods subsequent to February 15, 2012, references to the Company refer to Taminco and its direct and indirect subsidiaries.

The principal activity of the Company is to produce alkylamines and derivatives, key building blocks in an array of chemical products that have a wide range of applications. These alkylamines and alkylamine derivatives are used by Taminco’s customers in the manufacturing of products, primarily for the agriculture, water treatment, personal and home care, animal nutrition and oil and gas end-markets.

The Company currently operates seven plants worldwide dedicated to the production of alkylamines and alkylamine derivatives, including two larger facilities in each of the United States and in Europe, that are among the world’s largest methylamine and higher alkylamines production facilities, a joint venture facility with Mitsubishi Gas Chemical Company and certain of its affiliates (the “MGC Group”) in China, and two other 100% Taminco-owned facilities in China.

1. Background and Basis of Preparation

Taminco Corporation, a Delaware corporation (“TAC”), formerly known as Taminco Acquisition Corporation, incorporated on December 12, 2011, is a holding company for its wholly owned subsidiary, Taminco Intermediate Corporation (“TIC”). TIC is a holding company for its wholly owned subsidiary, Taminco Global Chemical Corporation, a Delaware corporation (“Taminco”), and its subsidiaries (TAC, TIC and Taminco and its subsidiaries being referred to herein collectively as the “Company”). TAC and TIC derive all of their operating income and cash flows from Taminco and its subsidiaries.

On December 15, 2011, an affiliate of Apollo Global Management, LLC (the “Purchaser”) entered into a share purchase agreement (the “Acquisition”) with CVC Capital Partners (the “Seller”) pursuant to which Taminco acquired all of the issued share capital of Taminco Group Holdings S.à r.l. and its subsidiaries (collectively, the “Predecessor”) for a total consideration, including assumed indebtedness, of approximately $1.4 billion. The Acquisition was finalized on February 15, 2012. Therefore, the consolidated income statement, statement of comprehensive income, statement of changes in equity and statement of cash flows are presented for two periods: January 1, 2012 through February 14, 2012 (“Predecessor”) and January 1, 2012 through December 31, 2012 (“Successor”), which relate to the period immediately preceding and succeeding the Acquisition, respectively. The statement of financial position of TAC as of December 31, 2011 and the results of its operations and cash flows from December 12, 2011 to December 31, 2011 are nominal, and accordingly have not been presented. Additionally, the results of operations and cash flows of TAC for the period from January 1, 2012 until February 14, 2012 (period prior to the acquisition) consists solely of acquisition related costs. The results of the Successor are not comparable to the results of the Predecessor as the acquired assets and liabilities have been subsequently remeasured at fair market value.

For periods prior to February 15, 2012, references to the Company refer to the Predecessor. For periods subsequent to February 15, 2012, references to the Company refer to TAC and its direct and indirect subsidiaries.

The principal activity of the Company is to produce alkylamines and derivatives, key building blocks in an array of chemical products that have a wide range of applications. These alkylamines and alkylamine derivatives are used by Taminco’s customers in the manufacturing of products, primarily for the agriculture, water treatment, personal & home care, animal nutrition and oil and gas end-markets.

The Company currently operates seven plants worldwide dedicated to the production of alkylamines and alkylamine derivatives, including two larger facilities in the United States and in Europe, a joint venture facility with Mitsubishi Gas Chemical Company and certain of its affiliates (the “MGC Group”) in China, and two other 100% Taminco-owned facilities in China.